Income Taxes - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Non-capital losses available for future periods	$ 218.5	$ 171.2
Uncertain tax losses that have not been recognized	$ 60.0